Income Tax (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$28,570
Federal Net Operating loss	20,430
Total deferred tax asset	49,000
Valuation allowance	(49,000)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision
December 31, 2020
Federal
Current	$—
Deferred	(49,000)
State
Current	—
Deferred	—
Change in valuation allowance	(49,000)
Income tax provision	$—

Schedule of effective reconciliation of the federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(29.1)%
Offering expenses	4.6%
Change in valuation allowance	3.5%
Income tax provision	—%